RETIREMENT BENEFIT PLANS (Schedule of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Pension and Other Postretirement Benefit Expense [Abstract]
2014	$ 586
2015	613
2016	631
2017	647
2018	684
2019-2023	$ 3,815